SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	150,651,010	149,892,265	150,656,005	149,892,265	251,532	250,256
Series A Preferred Stock [Member]
Total	149,892,000	149,892,000	149,892,000	149,892,000	249,820	250,000
Stock Options [Member]
Total	5,034	1	9,765	1	1,445	4
Warrant [Member]
Total	753,976	264	754,240	264	267	245
Convertible Notes [Member]
Total
Series B Preferred Stock [Member]
Total						7